Quarterly Holdings Report
for
Fidelity® Inflation-Protected Bond Index Fund
March 31, 2025
PIB-NPRT1-0525
1.939226.112
U.S. Treasury Obligations - 99.6%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2051	-0.34 to 1.97	118,056,459	67,962,706
US Treasury Bonds Inflation-Indexed 0.125% 2/15/2052	-0.13 to 2.33	129,312,942	73,311,437
US Treasury Bonds Inflation-Indexed 0.25% 2/15/2050	-0.56 to 2.49	147,889,875	90,378,116
US Treasury Bonds Inflation-Indexed 0.625% 2/15/2043	-0.43 to 2.34	99,971,278	76,949,285
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2042	-0.53 to 2.77	158,231,231	127,225,200
US Treasury Bonds Inflation-Indexed 0.75% 2/15/2045	-0.50 to 2.01	186,210,793	141,425,583
US Treasury Bonds Inflation-Indexed 0.875% 2/15/2047	-0.38 to 2.37	148,421,563	112,426,877
US Treasury Bonds Inflation-Indexed 1% 2/15/2046	-0.48 to 2.46	80,179,357	63,300,662
US Treasury Bonds Inflation-Indexed 1% 2/15/2048	-0.42 to 2.65	83,655,719	64,342,155
US Treasury Bonds Inflation-Indexed 1% 2/15/2049	-0.40 to 2.38	25,971,215	19,779,264
US Treasury Bonds Inflation-Indexed 1.375% 2/15/2044	-0.55 to 2.40	167,754,244	146,149,068
US Treasury Bonds Inflation-Indexed 1.5% 2/15/2053	1.57 to 2.42	124,977,418	104,070,446
US Treasury Bonds Inflation-Indexed 1.75% 1/15/2028	-1.54 to 2.43	86,743,525	88,173,169
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2040	-0.56 to 1.55	74,244,274	75,081,864
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2041	-0.59 to 2.33	82,161,245	82,922,684
US Treasury Bonds Inflation-Indexed 2.125% 2/15/2054	2.05 to 2.48	132,153,321	126,890,076
US Treasury Bonds Inflation-Indexed 2.375% 1/15/2027	-1.79 to 2.10	153,008,890	156,910,439
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.19 to 2.36	65,564,653	66,403,897
US Treasury Bonds Inflation-Indexed 2.5% 1/15/2029	-1.47 to 1.74	149,506,897	156,250,311
US Treasury Bonds Inflation-Indexed 3.375% 4/15/2032	-1.11 to 2.55	42,499,111	47,511,336
US Treasury Bonds Inflation-Indexed 3.625% 4/15/2028	-1.54 to 3.04	187,555,695	201,033,353
US Treasury Bonds Inflation-Indexed 3.875% 4/15/2029	-1.34 to 2.51	157,414,960	172,989,902
US Treasury Notes Inflation-Indexed 0.125% 1/15/2030	-1.27 to 2.48	328,384,830	308,981,271
US Treasury Notes Inflation-Indexed 0.125% 1/15/2031	-1.09 to 1.84	316,691,865	292,531,729
US Treasury Notes Inflation-Indexed 0.125% 1/15/2032	-0.73 to 1.99	360,665,056	326,491,500
US Treasury Notes Inflation-Indexed 0.125% 10/15/2026	-1.85 to 1.62	298,427,961	296,041,192
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.97 to 2.23	211,438,984	209,937,204
US Treasury Notes Inflation-Indexed 0.125% 4/15/2027	-0.44 to 2.06	368,520,105	361,764,277
US Treasury Notes Inflation-Indexed 0.125% 7/15/2026	-2.04 to 1.21	257,386,207	256,173,536
US Treasury Notes Inflation-Indexed 0.125% 7/15/2030	-1.20 to 2.17	283,859,173	265,916,063
US Treasury Notes Inflation-Indexed 0.125% 7/15/2031	-1.17 to 2.15	343,478,339	315,450,030
US Treasury Notes Inflation-Indexed 0.25% 7/15/2029	-1.35 to 1.95	290,445,016	278,222,840
US Treasury Notes Inflation-Indexed 0.375% 1/15/2027	-1.71 to 1.25	225,904,845	223,562,713
US Treasury Notes Inflation-Indexed 0.375% 7/15/2027	-1.65 to 2.12	250,409,739	247,543,227
US Treasury Notes Inflation-Indexed 0.5% 1/15/2028	-1.66 to 1.69	311,435,199	305,893,832
US Treasury Notes Inflation-Indexed 0.625% 7/15/2032	0.09 to 1.86	367,513,312	343,154,231
US Treasury Notes Inflation-Indexed 0.75% 7/15/2028	-1.56 to 1.77	228,244,568	225,565,735
US Treasury Notes Inflation-Indexed 0.875% 1/15/2029	-1.44 to 1.81	180,314,869	177,504,255
US Treasury Notes Inflation-Indexed 1.125% 1/15/2033	1.15 to 2.03	355,819,336	340,952,253
US Treasury Notes Inflation-Indexed 1.25% 4/15/2028	1.71 to 2.29	278,896,644	278,978,324
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033	1.57 to 2.23	365,950,491	357,038,615
US Treasury Notes Inflation-Indexed 1.625% 10/15/2027	1.51 to 2.49	237,321,662	241,217,009
US Treasury Notes Inflation-Indexed 1.625% 10/15/2029	1.37 to 1.99	276,094,891	280,013,317
US Treasury Notes Inflation-Indexed 1.75% 1/15/2034	1.69 to 2.13	352,009,713	351,459,916
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034	1.60 to 2.06	403,725,440	407,527,522
US Treasury Notes Inflation-Indexed 2.125% 1/15/2035	1.83 to 2.12	267,554,280	274,667,239
US Treasury Notes Inflation-Indexed 2.125% 4/15/2029	1.62 to 2.29	291,094,563	299,727,125
US Treasury Notes Inflation-Indexed 2.375% 10/15/2028	1.35 to 2.43	296,246,388	308,646,723
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,188,106,040)			9,836,449,508

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $41,560,863)	4.32	41,552,552	41,560,863

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,229,666,903)	9,878,010,371
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,688,518
NET ASSETS - 100.0%	9,882,698,889

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,517,166	363,571,864	323,528,167	333,001	-	-	41,560,863	41,552,552	0.1%
Fidelity Securities Lending Cash Central Fund	-	104,375,000	104,375,000	174	-	-	-	-	0.0%
Total	1,517,166	467,946,864	427,903,167	333,175	-	-	41,560,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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